LEASES - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Operating Leases
2024	$ 352	$ 431
2025		352
Total lease payments	675	783
Less: imputed interest	52	69
Present value of lease liabilities	$ 623	$ 714
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current, Lease Liabilities Noncurrent	Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	$ 388	$ 377
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current	Lease Liabilities Current
Noncurrent lease liabilities	$ 235	$ 337
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Noncurrent	Lease Liabilities Noncurrent
Finance Leases
2024		$ 268
2025		153
2026		23
Total lease payments		444
Less: imputed interest		32
Present value of lease liabilities		$ 412
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current, Lease Liabilities Noncurrent	Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities		$ 244
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current	Lease Liabilities Current
Noncurrent lease liabilities		$ 168
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Noncurrent	Lease Liabilities Noncurrent
Total Lease Liabilities
2024	$ 352	$ 699
2025		505
2026		23
Total lease payments	675	1,227
Less: imputed interest	52	101
Present value of lease liabilities	623	1,126
Less: current portion of lease liabilities	388	621
Noncurrent lease liabilities	$ 235	$ 505